Summary of Significant Accounting Policies (Details) - Schedule of Currency Exchange Rates	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
US [Member]
Intercompany Foreign Currency Balance [Line Items]
Year-end spot rate	1	1	1
Average rate	1	1	1
RMB [Member]
Intercompany Foreign Currency Balance [Line Items]
Year-end spot rate	7.0999	6.8972	6.3726
Average rate	7.0809	6.729	6.4508